Equity (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Stock Option Activity

A summary of the stock option activity for the year ended December 31, 2016 is as follows:

		Weighted Average
	Number of Options	Exercise Price
Options outstanding as of December 31, 2015	2,449,742	$39.73
Granted	559,340	23.03
Exercised	(119,564)	9.91
Forfeited	(274,057)	42.74
Options outstanding as of December 31, 2016	2,615,461	$37.21
Options exercisable as of December 31, 2016	1,426,304	$38.63

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding at December 31, 2016:

			Options Outstanding			Options Exercisable
			Outstanding	Weighted- Average		Exercisable
			options at	Remaining	Weighted- Average	options at	Weighted- Average
Range of			December 31,	Contractual	Exercise	December 31,	Exercise
Exercise Prices			2016	Life in Years	Price	2016	Price
$2.21	-	$22.16	666,353	2.21	$11.03	$604,717	$10.04
23.41	-	25.50	663,895	6.17	23.93	100,661	25.10
29.37	-	45.00	654,586	7.29	34.99	247,231	35.14
$46.87	-	$120.51	630,627	4.19	81.16	473,695	79.82
			2,615,461	$4.96	$37.21	1,426,304	$38.63

Aggregate intrinsic
value (U.S. $ in
thousands)			$4,100			$4,082

Summary of RSUs activity

A summary of the Company’s RSUs activity for the year ended December 31, 2016 is as follows:

		Weighted Average
		Grant Date Fair
	Number of RSUs	Value
Unvested RSUs outstanding as of December 31, 2015	559,124	$81.35
Vested	(184,621)	94.36
Forfeited	(106,747)	81.90
Unvested RSUs outstanding as of December 31, 2016	267,756	$72.17

Schedule of Equity classified stock-based compensation

Stock-based compensation expense for stock options and equity classified RSUs included in the Company’s Statements of Operations were allocated as follows:

	2016	2015	2014
	(U.S. $ in thousands)
Cost of sales	$2,780	$5,381	$4,493
Research and development, net	4,768	5,759	4,862
Selling, general and administrative	13,225	18,870	20,852
Total stock-based compensation expenses	$20,773	$30,010	$30,207

Schedule of Accumulated other comprehensive income (loss)

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes for the years ended December 31, 2016, 2015 and 2014:

	Year ended December 31, 2016
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2016	$(107)	$(10,667)	$(10,774)
Other comprehensive loss before
reclassifications	523	(2,788)	(2,265)
Amounts reclassified from accumulated
other comprehensive loss	(440)	-	(440)
Other comprehensive income (loss)	83	(2,788)	(2,705)
Balance as of December 31, 2016	$(24)	$(13,455)	$(13,479)

	Year ended December 31, 2015
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Total
		U.S. $ in thousands
Balance as of January 1, 2015	$(1,243)	$(2,404)	$(3,647)
Other comprehensive loss before
reclassifications	(288)	(8,263)	$(8,551)
Amounts reclassified from accumulated
other comprehensive loss	1,424	-	$1,424
Other comprehensive income (loss)	1,136	(8,263)	(7,127)
Balance as of December 31, 2015	$(107)	$(10,667)	$(10,774)

	Year ended December 31, 2014
	Net unrealized gain	Foreign currency
	(loss) on cash flow	translation
	hedges	adjustments	Other	Total
	(U.S. $ in thousands)
Balance as of January 1, 2014	$153	$1,922	$(167)	$1,908
Other comprehensive income before
reclassifications	(2,222)	(4,326)	—	(6,548)
Amounts reclassified from accumulated
other comprehensive income	826	—	167	993
Other comprehensive income (loss)	(1,396)	(4,326)	167	(5,555)
Balance as of December 31, 2014	$(1,243)	$(2,404)	$—	$(3,647)

Employee Stock Option [Member]
Schedule of Stock Option Assumptions

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2016, 2015 and 2014. The following assumptions were applied in determining the options’ fair value on their grant date:

	2016	2015	2014
Risk-free interest rate	1.1%-1.5%	1.6% - 1.9%	1.3% - 2.0%
Expected option term (years)	5.2-6.0	6.0	4.2 - 6.5
Expected share price volatility	53.6%-56.1%	50.1%-53.5%	45.8% - 47.6%
Dividend yield	-	-	-
Weighted average grant date fair value	$12.36	$15.49	$60.82